Note 22	6 Months Ended
Jun. 30, 2026
Assets and Liabilities under reinsurance and insurance contracts [Abstract]
Disclosure of Assets and Liabilities under reinsurance and insurance contracts [Text Block]	Assets and liabilities under insurance and reinsurance contracts
As of June 30, 2026 and December 31, 2025, the balance under the heading "Insurance and reinsurance assets" amounted to €242 million and €198 million, respectively.
The breakdown of the condensed balance under the heading “Liabilities under insurance and reinsurance contracts” is as follows:

LIABILITIES UNDER INSURANCE AND REINSURANCE CONTRACTS (MILLIONS OF EUROS)

	June 2026	December 2025
Liabilities for remaining coverage	12,338	11,456
Liabilities for incurred claims	1,444	1,304
Total	13,782	12,760